Average Annual Total Returns - FidelityAdvisorSeriesGrowthOpportunitiesFund-PRO - FidelityAdvisorSeriesGrowthOpportunitiesFund-PRO - Fidelity Advisor Series Growth Opportunities Fund	Jan. 29, 2025
Fidelity Advisor Series Growth Opportunities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	39.86%
Past 5 years	19.53%
Past 10 years	19.18%
Fidelity Advisor Series Growth Opportunities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	37.17%
Past 5 years	15.83%
Past 10 years	15.28%
Fidelity Advisor Series Growth Opportunities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	25.47%
Past 5 years	14.90%
Past 10 years	14.67%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%
RS007
Average Annual Return:
Past 1 year	32.46%
Past 5 years	18.25%
Past 10 years	16.22%